PERSONNEL - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Staff cost before any capitalization	€ 190,538,000	€ 109,969,000	€ 43,685,000
Development programs expense, capitalised	48,239,000	17,947,000	11,149,000
Social security cost	15,743,000	7,812,000	3,443,000
Post-employment benefit expense in profit or loss	4,002,000	1,894,000	789,000
Capitalised development expenditure
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Staff cost before any capitalization	111,183,000	68,889,000	29,425,000
Development programs expense, capitalised	€ 2,132,448	€ 15,421,000	€ 0